Redeemable Noncontrolling Interest - Rollforward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Redeemable Noncontrolling Interest [Line Items]
Balance, beginning of year	$ 1,301	$ 1,212	$ 1,188
Share of net earnings	99	171	97
Termination of rights agreement	(1,275)
Balance, end of year	0	1,301	1,212
Redeemable Noncontrolling Interest [Member]
Redeemable Noncontrolling Interest [Line Items]
Dividend payments	(94)	(105)	(73)
Currency translation	(33)	25	0
Net loss and prior service cost	$ 2	$ (2)